Commitments and Contingencies - Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	$ 378,527	$ 353,664
Total other assets	87,495	83,398
Segregated funds net assets	343,108	313,209
Insurance contract liabilities	351,161	328,654	$ 304,605
Investment contract liabilities	3,104	3,265
Segregated funds net liabilities	343,108	313,209
Total other liabilities	61,651	57,992
MFC [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	21	21
Total other assets	57,474	54,346
Total other liabilities	8,357	8,403
MLI consolidated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	378,496	353,632
Total other assets	87,774	83,523
Segregated funds net assets	343,108	313,209
Insurance contract liabilities	351,161	328,654
Investment contract liabilities	3,104	3,265
Segregated funds net liabilities	343,108	313,209
Total other liabilities	53,998	50,043
Other subsidiaries of MFC on a combined basis [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	10	11
Total other assets	3	3
Consolidating adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total other assets	(57,756)	(54,474)
Total other liabilities	(704)	(454)
Manulife Finance (Delaware), L.P.[Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	6	11
Total other assets	1,088	1,059
Total other liabilities	$ 858	$ 833